UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     May 16, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $256,556 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     6002   432125 SH       SOLE                   432125
APPLE INC                      COM              037833100     7610    21835 SH       SOLE                    21835
AUTONAVI HLDGS LTD             SPONSORED ADR    05330F106     6485   366187 SH       SOLE                   366187
BAIDU INC                      SPON ADR REP A   056752108    20306   147347 SH       SOLE                   147347
BE AEROSPACE INC               COM              073302101     4837   136148 SH       SOLE                   136148
COTT CORP QUE                  COM              22163N106     6018   716401 SH       SOLE                   716401
DSW INC                        CL A             23334L102     7822   195749 SH       SOLE                   195749
GAYLORD ENTMT CO NEW           COM              367905106     9948   286840 SH       SOLE                   286840
GOOGLE INC                     CL A             38259P508     6261    10670 SH       SOLE                    10670
HARLEY DAVIDSON INC            COM              412822108     3197    75245 SH       SOLE                    75245
IESI BFC LTD                   COM              44951D108    12549   494628 SH       SOLE                   494628
JOS A BANK CLOTHIERS INC       COM              480838101    17352   341028 SH       SOLE                   341028
KB HOME                        COM              48666K109     5728   460486 SH       SOLE                   460486
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     8452   354248 SH       SOLE                   354248
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107    11011   110034 SH       SOLE                   110034
NXP SEMICONDUCTORS N V         COM              N6596X109     3089   103078 SH       SOLE                   103078
POLARIS INDS INC               COM              731068102     4829    55495 SH       SOLE                    55495
PRICELINE COM INC              COM NEW          741503403    15448    30503 SH       SOLE                    30503
RADWARE LTD                    ORD              M81873107    15902   448704 SH       SOLE                   448704
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     3124   216875 SH       SOLE                   216875
SEASPAN CORP                   SHS              Y75638109     4754   244397 SH       SOLE                   244397
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106     9338   268870 SH       SOLE                   268870
SINA CORP                      ORD              G81477104    11876   110948 SH       SOLE                   110948
SOUFUN HLDGS LTD               ADR              836034108     9192   492624 SH       SOLE                   492624
STANLEY BLACK & DECKER INC     COM              854502101     5672    74044 SH       SOLE                    74044
TIM HORTONS INC                COM              88706M103     7915   174675 SH       SOLE                   174675
TIME WARNER CABLE INC          COM              88732J207     3209    44987 SH       SOLE                    44987
TRIUMPH GROUP INC NEW          COM              896818101     9295   105082 SH       SOLE                   105082
WILLIAMS COS INC DEL           COM              969457100    10542   338091 SH       SOLE                   338091
YAHOO INC                      COM              984332106     8793   527159 SH       SOLE                   527159